Restructuring Costs, Net (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Components of Restructuring Gains (Costs), Net

The components of “Restructuring costs, net” were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Severance	$(3.3)	$(2.4)	$(1.1)	$—
Impairment of property, plant and equipment	(2.6)	(2.2)	—	—
Manufacturing and distribution footprint optimization	(2.2)	(0.4)	—	—
Curtailment and settlement gains (losses)	0.4	(1.3)	(0.2)	—
Gains on sale of land and buildings	0.1	0.4	—	—

	$(7.6)	$(5.9)	$(1.3)	$—

Summary of Activities in Accrued Restructuring Reserves, Including Pension Obligations and Property, Plant and Equipment

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the Successor years ended December 31, 2013 and 2012 (in millions):

	Successor
	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2011	$1.0	$—	$—	$—	$1.0
Charges	2.4	2.2	1.3	0.4	6.3
Usage	(2.1)	(2.2)	(0.4)	(0.4)	(5.1)

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2

Charges	3.3	2.6	(0.4)	2.1	7.6
Usage	(3.2)	(2.6)	(0.5)	(2.1)	(8.4)

Balance at December 31, 2013	$1.4	$—	$—	$—	$1.4